UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4339
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

Sphere 500 Fossil Free Fund

Semiannual Report
March 31, 2022

Sphere 500 Fossil Free Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements	25
Expense Example	33
Approval of Investment Advisory Agreement	35
Notice to Shareholders	38
Notice of Privacy Policy and Practices	39

Sphere 500 Fossil Free Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at March 31, 2022 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For Presentation purposes, the Fund has grouped some of the industry categories for purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3%	Shares	Value
BASIC MATERIALS – 1.6%

Chemicals – 1.0%
Albemarle Corp.	3	$663
Celanese Corp.	3	429
CF Industries Holdings, Inc.	5	515
Dow, Inc.	19	1,211
DuPont de Nemours, Inc.	13	957
Eastman Chemical Co.	4	448
Ecolab, Inc.	7	1,236
FMC Corp.	3	395
International Flavors & Fragrances, Inc.	6	788
LyondellBasell Industries NV – ADR	7	719
Mosaic Co.	10	665
PPG Industries, Inc.	6	786
Sherwin-Williams Co.	6	1,498
		10,310
Forest Products & Paper – 0.1%
International Paper Co.	10	461

Iron/Steel – 0.1%
Nucor Corp.	7	1,040
Steel Dynamics, Inc.	4	334
		1,374
Mining – 0.4%
Alcoa Corp.	4	360
Freeport-McMoRan, Inc.	38	1,890
Newmont Corp.	21	1,669
		3,919
TOTAL BASIC MATERIALS		16,064

COMMUNICATIONS – 15.0%

Advertising – 0.1%
Interpublic Group of Companies, Inc.	10	355
Omnicom Group, Inc.	5	424
The Trade Desk, Inc. (a)	11	762
		1,541

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value

Internet – 11.2%
Airbnb, Inc. (a)	5	$859
Alphabet, Inc. (a)	14	39,020
Amazon.com, Inc. (a)	12	39,119
Booking Holdings, Inc. (a)	1	2,348
CDW Corp.	3	537
DoorDash, Inc. (a)	4	469
eBay, Inc.	15	859
Etsy, Inc. (a)	3	373
Expedia Group, Inc. (a)	3	587
GoDaddy, Inc. (a)	4	335
Match Group, Inc. (a)	7	761
Meta Platforms, Inc. (a)	56	12,452
Netflix, Inc. (a)	12	4,495
NortonLifeLock, Inc.	15	398
Okta, Inc. (a)	4	604
Pinterest, Inc. (a)	13	320
Roku, Inc. (a)	3	376
Snap, Inc. (a)	22	792
Twitter, Inc. (a)	20	774
Uber Technologies, Inc. (a)	52	1,855
VeriSign, Inc. (a)	3	667
Zendesk, Inc. (a)	3	361
		108,361
Media – 1.6%
Charter Communications, Inc. (a)	3	1,637
Comcast Corp.	114	5,337
Discovery, Inc. (a)	9	225
FactSet Research Systems, Inc.	1	434
Fox Corp.	11	418
Liberty Broadband Corp. (a)	3	406
Paramount Global	14	529
Walt Disney Co. (a)	46	6,309
		15,295

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value

Telecommunications – 2.1%
Arista Networks, Inc. (a)	6	$834
AT&T, Inc.	172	4,064
Cisco Systems, Inc.	109	6,078
Corning, Inc.	20	738
Motorola Solutions, Inc.	4	969
T-Mobile US, Inc. (a)	17	2,182
Verizon Communications, Inc.	104	5,298
		20,163
TOTAL COMMUNICATIONS		145,360

CONSUMER, CYCLICAL – 10.0%

Airlines – 0.1%
Delta Air Lines, Inc. (a)	17	673
Southwest Airlines Co. (a)	15	687
		1,360
Apparel – 0.4%
NIKE, Inc.	26	3,498
VF Corp.	10	569
		4,067
Auto Manufacturers – 2.9%
Cummins, Inc.	4	820
Ford Motor Co.	101	1,708
General Motors Co. (a)	36	1,575
PACCAR, Inc.	9	793
Tesla, Inc. (a)	21	22,629
		27,525
Distribution/Wholesale – 0.3%
Copart, Inc. (a)	6	753
Fastenal Co.	15	891
Pool Corp.	1	423
WW Grainger, Inc.	1	515
		2,582

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value

Entertainment – 0.1%
Caesars Entertainment, Inc. (a)	5	$387
Live Nation Entertainment, Inc. (a)	4	470
		857
Home Builders – 0.6%
DR Horton, Inc.	8	596
Lennar Corp.	7	556
NVR, Inc. (a)	1	4,467
		5,619
Leisure Time – 0.1%
Carnival Corp. – ADR (a)	24	485
Royal Caribbean Cruises Ltd. – ADR (a)	6	503
		988
Lodging – 0.3%
Hilton Worldwide Holdings, Inc. (a)	7	1,062
Las Vegas Sands Corp. (a)	8	311
Marriott International, Inc. (a)	8	1,406
MGM Resorts International	9	378
		3,157
Retail – 5.2%
Advance Auto Parts, Inc.	2	414
AutoZone, Inc. (a)	1	2,045
Best Buy Co., Inc.	5	454
Burlington Stores, Inc. (a)	2	364
CarMax, Inc. (a)	4	386
Chipotle Mexican Grill, Inc. (a)	1	1,582
Costco Wholesale Corp.	11	6,334
Darden Restaurants, Inc.	3	399
Dollar General Corp.	6	1,336
Dollar Tree, Inc. (a)	6	961
Domino’s Pizza, Inc.	1	407
Genuine Parts, Co.	4	504
Home Depot, Inc.	27	8,082
Lowe’s Cos., Inc.	18	3,639
Lululemon Athletica, Inc. (a)	3	1,096

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value

Retail – 5.2% (Continued)
McDonald’s Corp.	20	$4,946
O’Reilly Automotive, Inc. (a)	2	1,370
Ross Stores, Inc.	9	814
Starbucks Corp.	30	2,729
Target Corp.	12	2,547
TJX Cos., Inc.	31	1,878
Tractor Supply Co.	3	700
Ulta Beauty, Inc. (a)	1	398
Walgreens Boots Alliance, Inc.	19	851
Walmart, Inc.	37	5,510
Yum! Brands, Inc.	8	948
		50,694
TOTAL CONSUMER, CYCLICAL		96,849

CONSUMER, NON-CYCLICAL – 20.8%

Agriculture – 0.8%
Altria Group, Inc.	46	2,403
Archer-Daniels-Midland Co.	14	1,264
Bunge Ltd – ADR	3	332
Philip Morris International, Inc.	40	3,758
		7,757
Beverages – 1.6%
Brown-Forman Corp.	9	590
Coca-Cola Co.	101	6,262
Constellation Brands, Inc.	4	921
Keurig Dr. Pepper, Inc.	22	834
Monster Beverage Corp. (a)	10	799
PepsiCo, Inc.	34	5,691
		15,097
Biotechnology – 1.7%
Alnylam Pharmaceuticals, Inc. (a)	3	490
Amgen, Inc.	15	3,627
Biogen, Inc. (a)	4	842

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value

Biotechnology – 1.7% (Continued)
BioMarin Pharmaceutical, Inc. (a)	5	$386
Bio-Rad Laboratories, Inc. (a)	1	563
Corteva, Inc.	19	1,092
Gilead Sciences, Inc.	32	1,902
Horizon Therapeutics PLC – ADR (a)	6	631
Illumina, Inc. (a)	4	1,398
Incyte Corp. (a)	4	318
Moderna, Inc. (a)	9	1,550
Regeneron Pharmaceuticals, Inc. (a)	2	1,397
Royalty Pharma PLC – ADR	8	312
Seagen, Inc. (a)	3	432
Vertex Pharmaceuticals, Inc. (a)	6	1,566
		16,506
Commercial Services – 2.1%
Automatic Data Processing, Inc.	11	2,503
Block, Inc. (a)	12	1,627
Cintas Corp.	2	851
CoStar Group, Inc. (a)	10	666
Equifax, Inc.	3	711
FleetCor Technologies, Inc. (a)	2	498
Gartner, Inc. (a)	2	595
Global Payments, Inc.	8	1,095
MarketAxess Holdings, Inc.	1	340
Moody’s Corp.	5	1,687
PayPal Holdings, Inc. (a)	30	3,470
Quanta Services, Inc.	4	526
S&P Global, Inc.	9	3,625
TransUnion	5	517
United Rentals, Inc. (a)	2	710
Verisk Analytics, Inc.	4	859
		20,280
Cosmetics/Personal Care – 1.2%
Colgate-Palmolive Co.	20	1,517
Estee Lauder Co., Inc.	4	1,089
Procter & Gamble Co.	61	9,321
		11,927

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value

Food – 1.0%
Conagra Brands, Inc.	12	$403
General Mills, Inc.	15	1,016
Hershey Co.	3	650
Hormel Foods Corp.	7	361
J.M. Smucker Co.	3	406
Kellogg Co.	7	451
Kraft Heinz Co.	18	709
Kroger Co.	18	1,032
McCormick & Co., Inc.	6	599
Mondelez International, Inc.	36	2,260
Sysco Corp.	14	1,143
Tyson Foods, Inc.	6	538
		9,568
Healthcare-Products – 4.1%
Abbott Laboratories	45	5,326
ABIOMED, Inc. (a)	1	331
Align Technology, Inc. (a)	2	872
Avantor, Inc. (a)	16	541
Baxter International, Inc.	13	1,008
Bio-Techne Corp.	1	433
Boston Scientific Corp. (a)	38	1,683
Cooper Co., Inc.	1	418
Danaher Corp.	16	4,693
Edwards Lifesciences Corp. (a)	17	2,001
Exact Sciences Corp. (a)	5	350
Hologic, Inc. (a)	6	461
IDEXX Laboratories, Inc. (a)	2	1,094
Insulet Corp. (a)	2	533
Intuitive Surgical, Inc. (a)	9	2,715
Medtronic PLC – ADR	35	3,883
PerkinElmer, Inc.	3	523
ResMed, Inc.	4	970
STERIS PLC – ADR	3	726
Stryker Corp.	9	2,406
Teleflex, Inc.	1	355

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value

Healthcare-Products – 4.1% (Continued)
Thermo Fisher Scientific, Inc.	10	$5,907
Waters Corp. (a)	2	621
West Pharmaceutical Services, Inc.	2	822
Zimmer Biomet Holdings, Inc.	6	767
		39,439
Healthcare-Services – 2.3%
Anthem, Inc.	6	2,947
Catalent, Inc. (a)	4	444
Centene Corp. (a)	15	1,263
Charles River Laboratories International, Inc. (a)	1	284
HCA Healthcare, Inc.	6	1,504
Humana, Inc.	3	1,305
IQVIA Holdings, Inc. (a)	5	1,156
Laboratory Corp of America Holdings (a)	2	527
Molina Healthcare, Inc. (a)	1	334
Quest Diagnostics, Inc.	3	411
UnitedHealth Group, Inc.	23	11,729
		21,904
Household Products/Wares – 0.2%
Avery Dennison Corp.	2	348
Church & Dwight Co, Inc.	6	596
Clorox Co.	3	417
Kimberly-Clark Corp.	9	1,109
		2,470
Pharmaceuticals – 5.8%
AbbVie, Inc.	46	7,457
AmerisourceBergen Corp.	4	619
Becton Dickinson and Co.	7	1,862
Bristol-Myers Squibb Co.	56	4,090
Cardinal Health, Inc.	7	397
Cigna Corp.	9	2,156
CVS Health Corp.	34	3,441
Dexcom, Inc. (a)	3	1,535
Eli Lilly & Co.	23	6,587

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value

Pharmaceuticals – 5.8% (Continued)
Johnson & Johnson	67	$11,874
McKesson Corp.	4	1,225
Merck & Co, Inc.	66	5,415
Pfizer, Inc.	146	7,558
Zoetis, Inc.	12	2,263
		56,479
TOTAL CONSUMER, NON-CYCLICAL		201,427

ENERGY – 0.1%

Energy-Alternate Sources – 0.1%
Enphase Energy, Inc. (a)	3	605
Plug Power, Inc. (a)	14	401
		1,006
TOTAL ENERGY		1,006

FINANCIAL – 10.7%

Banks – 4.9%
Bank of America Corp.	210	8,656
Bank of New York Mellon Corp.	21	1,042
Citigroup, Inc.	50	2,670
Citizens Financial Group, Inc.	11	499
Fifth Third Bancorp	18	775
First Horizon Corp.	13	305
First Republic Bank	5	810
Goldman Sachs Group, Inc.	9	2,971
Huntington Bancshares, Inc.	38	556
JPMorgan Chase & Co.	74	10,088
KeyCorp	24	537
M&T Bank Corp.	3	508
Morgan Stanley	36	3,146
Northern Trust Corp.	5	582
PNC Financial Services Group, Inc.	11	2,029
Regions Financial Corp.	25	556
Signature Bank NY	2	587

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value

Banks – 4.9% (Continued)
State Street Corp.	9	$784
SVB Financial Group (a)	2	1,119
Truist Financial Corp.	35	1,985
U.S. Bancorp	38	2,020
Wells Fargo & Co.	99	4,798
		47,023
Diversified Finance Services – 3.6%
Ally Financial, Inc.	9	391
American Express Co.	16	2,992
Ameriprise Financial, Inc.	3	901
Apollo Global Management, Inc.	10	620
BlackRock, Inc.	4	3,057
Capital One Financial Corp.	11	1,444
Charles Schwab Corp.	40	3,372
CME Group, Inc.	9	2,141
Discover Financial Services	8	881
Intercontinental Exchange, Inc.	15	1,982
Mastercard, Inc.	26	9,292
Nasdaq, Inc.	3	535
Raymond James Financial, Inc.	5	550
Synchrony Financial	14	487
T. Rowe Price Group, Inc.	6	907
Tradeweb Markets, Inc.	2	176
Visa, Inc.	22	4,879
		34,607
Insurance – 1.9%
Aflac, Inc.	17	1,095
Allstate Corp.	7	969
American International Group, Inc.	22	1,381
Arthur J Gallagher & Co.	5	873
Brown & Brown, Inc.	6	434
Chubb Ltd. – ADR	11	2,353
Cincinnati Financial Corp.	4	544
Fidelity National Financial, Inc.	7	342
Hartford Financial Services Group, Inc.	9	646

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value

Insurance – 1.9% (Continued)
Loews Corp.	5	$324
Markel Corp. (a)	1	1,475
Marsh & McLennan Cos., Inc.	13	2,215
MetLife, Inc.	18	1,265
Principal Financial Group, Inc.	7	514
Progressive Corp.	15	1,710
Prudential Financial, Inc.	10	1,182
Travelers Co., Inc.	6	1,096
W.R. Berkley Corp.	5	300
		18,718
Private Equity – 0.2%
Blackstone, Inc.	18	2,285

Real Estate – 0.1%
CBRE Group, Inc. (a)	9	824
TOTAL FINANCIAL		103,457

INDUSTRIAL – 7.0%

Aerospace/Defense – 1.6%
Boeing Co. (a)	14	2,681
General Dynamics Corp.	6	1,447
HEICO Corp.	2	280
Howmet Aerospace, Inc.	9	323
L3Harris Technologies, Inc.	5	1,242
Lockheed Martin Corp.	6	2,648
Northrop Grumman Corp.	4	1,789
Raytheon Technologies Corp.	36	3,567
Teledyne Technologies, Inc. (a)	1	473
TransDigm Group, Inc. (a)	1	652
		15,102
Building Materials – 0.3%
Builders FirstSource, Inc. (a)	5	322
Carrier Global Corp.	22	1,009
Martin Marietta Materials, Inc.	2	770

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value

Building Materials – 0.3% (Continued)
Masco Corp.	6	$306
Vulcan Materials Co.	4	735
		3,142
Electrical Components & Equipment – 0.3%
AMETEK, Inc.	6	799
Emerson Electric Co.	15	1,471
Generac Holdings, Inc. (a)	1	297
		2,567
Electronics – 0.9%
Agilent Technologies, Inc.	8	1,059
Amphenol Corp.	15	1,130
Fortive Corp.	9	548
Honeywell International, Inc.	17	3,308
Keysight Technologies, Inc. (a)	5	790
Mettler-Toledo International, Inc. (a)	1	1,373
Trimble, Inc. (a)	7	505
		8,713
Engineering & Construction – 0.0%
Jacobs Engineering Group, Inc.	3	413

Environmental Control – 0.2%
Republic Services, Inc.	5	662
Waste Management, Inc.	11	1,744
		2,406
Hand/Machine Tools – 0.1%
Stanley Black & Decker, Inc.	4	559

Machinery – Construction & Mining – 0.3%
Caterpillar, Inc.	14	3,120

Machinery – Diversified – 0.7%
Deere & Co.	7	2,908
Dover Corp.	4	628
IDEX Corp.	2	384
Ingersoll Rand, Inc.	11	554
Otis Worldwide Corp.	11	846

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value
Machinery – Diversified – 0.7% (Continued)
Rockwell Automation, Inc.	3	$840
Westinghouse Air Brake Technologies Corp.	5	481
Xylem, Inc.	5	426
		7,067
Miscellaneous Manufacturer – 0.8%
3M Co.	15	2,233
Eaton Corp PLC – ADR	10	1,518
Illinois Tool Works, Inc.	7	1,466
Parker-Hannifin Corp.	3	852
Textron, Inc.	6	446
Trane Technologies PLC – ADR	6	916
		7,431
Packaging & Containers – 0.2%
Ball Corp.	8	720
Crown Holdings, Inc.	3	376
Packaging Corp of America	2	312
		1,408
Transportation – 1.6%
CH Robinson Worldwide, Inc.	3	323
CSX Corp.	57	2,135
Expeditors International of Washington, Inc.	4	413
FedEx Corp.	6	1,388
JB Hunt Transport Services, Inc.	2	402
Norfolk Southern Corp.	6	1,711
Old Dominion Freight Line, Inc.	3	896
Union Pacific Corp.	17	4,644
United Parcel Service, Inc.	19	4,075
		15,987
TOTAL INDUSTRIAL		67,915

TECHNOLOGY – 26.0%

Computers – 8.7%
Apple, Inc.	425	74,209
Cognizant Technology Solutions Corp.	14	1,255

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value
Computers – 8.7% (Continued)
Crowdstrike Holdings, Inc. (a)	5	$1,135
Dell Technologies, Inc. (a)	7	351
Fortinet, Inc. (a)	4	1,367
Hewlett Packard Enterprise Co.	34	568
HP, Inc.	29	1,053
International Business Machines Corp.	23	2,991
Leidos Holdings, Inc.	3	324
NetApp, Inc.	6	498
Western Digital Corp. (a)	8	397
Zscaler, Inc. (a)	2	483
		84,631
Office/Business Equipment – 0.1%
Zebra Technologies Corp. (a)	1	414

Semiconductors – 6.0%
Advanced Micro Devices, Inc. (a)	40	4,374
Analog Devices, Inc.	14	2,313
Applied Materials, Inc.	24	3,163
Broadcom, Inc.	11	6,926
Entegris, Inc.	3	394
Intel Corp.	106	5,253
KLA Corp.	4	1,464
Lam Research Corp.	4	2,150
Microchip Technology, Inc.	14	1,052
Micron Technology, Inc.	30	2,337
Monolithic Power Systems, Inc.	1	486
NVIDIA Corp.	63	17,190
ON Semiconductor Corp. (a)	11	689
Qorvo, Inc. (a)	3	372
QUALCOMM, Inc.	29	4,432
Skyworks Solutions, Inc.	4	533
Teradyne, Inc.	4	473
Texas Instruments, Inc.	24	4,404
		58,005

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value
Software – 11.2%
Activision Blizzard, Inc.	20	$1,602
Adobe, Inc. (a)	13	5,923
Akamai Technologies, Inc. (a)	4	478
ANSYS, Inc. (a)	2	635
Autodesk, Inc. (a)	6	1,286
Bill.com Holdings, Inc. (a)	3	680
Broadridge Financial Solutions, Inc.	3	467
Cadence Design Systems, Inc. (a)	7	1,151
Cerner Corp.	8	749
Citrix Systems, Inc.	3	303
Cloudflare, Inc. (a)	5	599
Datadog, Inc. (a)	6	909
DocuSign, Inc. (a)	5	536
Electronic Arts, Inc.	7	886
Fidelity National Information Services, Inc.	16	1,607
Fiserv, Inc. (a)	16	1,622
HubSpot, Inc. (a)	1	475
Intuit, Inc.	7	3,366
Jack Henry & Associates, Inc.	1	197
Microsoft Corp.	195	60,121
MongoDB, Inc. (a)	2	887
MSCI, Inc.	2	1,006
Oracle Corp.	40	3,309
Paychex, Inc.	8	1,092
Paycom Software, Inc. (a)	1	346
Roper Technologies, Inc.	3	1,417
salesforce.com, Inc. (a)	25	5,308
ServiceNow, Inc. (a)	5	2,784
Snowflake, Inc. (a)	6	1,375
Splunk, Inc. (a)	4	595
SS&C Technologies Holdings, Inc.	6	450
Synopsys, Inc. (a)	4	1,333
Take-Two Interactive Software, Inc. (a)	3	461
Twilio, Inc. (a)	4	659
Tyler Technologies, Inc. (a)	1	445
Unity Software, Inc. (a)	5	496

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
COMMON STOCK – 91.3% (Continued)	Shares	Value
Software – 11.2% (Continued)
Veeva Systems, Inc. (a)	3	$637
Vmware, Inc.	5	569
Workday, Inc. (a)	4	958
Zoom Video Communications, Inc. (a)	5	586
ZoomInfo Technologies, Inc. (a)	6	358
		108,663
TOTAL TECHNOLOGY		251,713

UTILITIES – 0.1%

Water – 0.1%
American Water Works Co., Inc.	5	827
TOTAL UTILITIES		827
TOTAL COMMON STOCK
(Cost $905,764)		884,618

REITS – 3.0%
Alexandria Real Estate Equities, Inc.	4	805
American Homes 4 Rent	8	320
American Tower Corp.	12	3,015
AvalonBay Communities, Inc.	4	993
Boston Properties, Inc.	4	515
Camden Property Trust	3	499
Crown Castle International Corp.	11	2,031
Digital Realty Trust, Inc.	7	993
Duke Realty Corp.	10	581
Equinix, Inc.	2	1,483
Equity LifeStyle Properties, Inc.	4	306
Equity Residential	10	899
Essex Property Trust, Inc.	2	691
Extra Space Storage, Inc.	3	617
Healthpeak Properties, Inc.	14	481
Invitation Homes, Inc.	15	603
Iron Mountain, Inc.	7	388
Kimco Realty Corp.	16	395

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2022 (Unaudited)

	Number of
REITS – 3.0% (Continued)	Shares	Value
Medical Properties Trust, Inc.	16	$338
Mid-America Apartment Communities, Inc.	3	628
Prologis, Inc.	19	3,068
Public Storage	4	1,561
Realty Income Corp.	15	1,040
SBA Communications Corp.	3	1,032
Simon Property Group, Inc.	9	1,184
Sun Communities, Inc.	3	526
UDR, Inc.	8	459
Ventas, Inc.	11	679
VICI Properties, Inc.	16	455
Welltower, Inc.	12	1,154
Weyerhaeuser Co.	19	720
WP Carey, Inc.	5	404
TOTAL REITS
(Cost $28,494)		28,863

SHORT-TERM INVESTMENT – 5.7%
Money Market Fund – 5.7%
U.S. Bank Money Market Deposit Account – 0.006% (b)	54,855	54,855
TOTAL SHORT-TERM INVESTMENT
(Cost $54,855)		54,855
TOTAL INVESTMENTS
(Cost $989,113) – 100.0%		968,336
Other Assets in Excess of Liabilities – 0.0%		462
TOTAL NET ASSETS – 100.00%		$968,798

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	Rate of deposit account as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

STATEMENT OF ASSETS AND LIABILITIES
at March 31, 2022 (Unaudited)

Assets:
Investments, at value (cost of $989,113)	$968,336
Receivables:
Dividends and interest	547
Total assets	968,883

Liabilities:
Payables:
Advisory fee	47
Sub-TA fees	38
Total liabilities	85

Net assets	$968,798

Net assets consist of:
Paid in capital	$990,715
Total distributable earnings	(21,917)
Net assets	$968,798

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	968,798
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	46,724
Net asset value, offering price and redemption price per share	$20.73

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2022 (Unaudited)*

Investment income:
Dividends and Interest	$3,194
Total investment income	3,194

Expenses:
Investment advisory fees (Note 4)	204
Sub-TA fees (Note 5)	38
Total expenses	242
Net investment income	$2,952

Realized and unrealized gain (loss):
Net realized loss on transactions from investments	$(3,766)
Net change in unrealized depreciation on investments	(20,777)
Net realized and unrealized loss	(24,543)
Net decrease in net assets resulting from operations	$(21,591)

*	The Sphere 500 Fossil Free Fund commenced operations on October 4, 2021.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2022*
(Unaudited)
Operations:
Net investment income	$2,952
Net realized loss on investments	(3,766)
Net change in unrealized loss on investments	(20,777)
Net decrease in net assets resulting from operations	(21,591)

Distributions:
Distributable earnings	(326)
Total distributable earnings	(326)

Capital Share Transactions:
Proceeds from shares sold	993,435
Proceeds from shares issued to holders in reinvestment of dividends	326
Cost of shares redeemed	(3,046)
Net increase in net assets from capital share transactions	990,715
Total increase in net assets	968,798

Net Assets:
Beginning of period	—
End of period	$968,798

Changes in Shares Outstanding:
Shares sold	46,854
Shares issued to holders in reinvestment of dividends	15
Shares redeemed	(145)
Net increase in shares outstanding	46,724

*	The Sphere 500 Fossil Free Fund commenced operations on October 4, 2021.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	October 4, 2021
	through
	March 31, 2022*
	(Unaudited)
Net Asset Value – Beginning of Period	$20.00

Income from Investment Operations:
Net investment income[1]	0.10
Net realized and unrealized gain (loss) on investments	0.64
Total from investment operations	0.74

Less Distributions:
Dividends from net investment income	(0.01)
Dividends from net realized gains	—
Total distributions	(0.01)

Net Asset Value – End of Period	$20.73

Total Return	3.72	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$969
Ratio of operating expenses to average net assets:	0.08	%+
Ratio of net investment income to average net assets:	1.01	%+
Portfolio turnover rate	4	%^

*	Commencement of operations for the Fund was October 4, 2021.
+	Annualized.
^	Not Annualized.
[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund

NOTES TO FINANCIAL STATEMENTS
at March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Sphere 500 Fossil Free Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on December 15, 2021.  Reflection Asset Management, LLC serves as the investment adviser to the Fund.  As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to track the performance, before fees and expenses, of the Index.  The Index is a modified version of the BITA 500 US Giants Index (the “Reference Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on a tax return. The tax returns for the prior three fiscal years are open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for

Sphere 500 Fossil Free Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2022 (Unaudited)

book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2022 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

G.
Recent Accounting Pronouncements and Rule Issuances:  In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations,

Sphere 500 Fossil Free Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2022 (Unaudited)

subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ

Sphere 500 Fossil Free Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2022 (Unaudited)

Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of March 31, 2022, was comprised of officers of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Sphere 500 Fossil Free Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$16,064	$—	$—	$16,064
Communications	145,360	—	—	145,360
Consumer, Cyclical	96,849	—	—	96,849
Consumer, Non-Cyclical	201,427	—	—	201,427
Energy	1,006	—	—	1,006
Financial	103,457	—	—	103,457
Industrial	67,915	—	—	67,915
Technology	251,713	—	—	251,713
Utilities	827	—	—	827
Total Common Stocks	884,618	—	—	884,618
REITs	28,863	—	—	28,863
Short-Term Investments	54,885	—	—	54,885
Total Investments in Securities	$968,336	$—	$—	$968,336

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal period ended March 31, 2022, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.07% of the average daily net assets of the Fund.  For the period ended March 31, 2022, the Fund incurred $204 in advisory fees.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Reflection Asset Management, the Fund pays a unified management fee to the Advisor, which is calculated daily and paid monthly.  Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the advisory fee payable to the Advisor.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and

Sphere 500 Fossil Free Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2022 (Unaudited)

state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SUB-TA FEE

The Fund has adopted a shareholder servicing plan (the “Plan”) on behalf of the Fund. Under the Plan, the Fund is authorized to pay an annual Sub TA fee of up to 0.05% of the Fund’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Shares.

Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the fiscal period ended March 31, 2022, the Fund incurred, under the Agreement, Sub-TA fees of $38.

NOTE 6 – SECURITIES TRANSACTIONS

For the fiscal period ended March 31, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Sphere 500 Fossil Free Fund	$962,717	$24,207

There were no purchases or sales of long-term U.S. Government securities.

Sphere 500 Fossil Free Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2022 (Unaudited)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal period ended March 31, 2022 was as follows:

Period Ended
March 31, 2022
(Unaudited)
Ordinary income	$326

NOTE 8 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

General Market Risk; Recent Market Events: The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Common Stock Risk: Common stock are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

New Index Provider Risk: The Index was created by and is owned and maintained by OurSphere.org, which has not previously been an index provider, which may create additional risks for investing in the Fund. There is no assurance that OurSphere.org will compile the Index accurately, or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. Any losses or costs associated with errors made by OurSphere.org or its agents generally will be borne by the Fund and its shareholders.

Sphere 500 Fossil Free Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2022 (Unaudited)

Sustainability Considerations Risk: The Index’s focus on sustainability considerations (fossil fuel screens and other criteria) may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations.

New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

NOTE 9 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Sphere 500 Fossil Free Fund

EXPENSE EXAMPLE
March 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 4, 2021 to March 31, 2022, for the Fund.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Sphere 500 Fossil Free Fund

EXPENSE EXAMPLE (Continued)
March 31, 2022 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
	10/4/2021(1)	3/31/2022	10/4/2021-3/31/2022
Actual	$1,000.00	$1,037.20	$0.40

Hypothetical (5% return
before expenses)	$1,000.00	$1,024.26	$0.39

(1)	Inception date of the Fund.
(2)	Expenses are equal to the Fund’s annualized expense ratio of 0.08% multiplied by the average account value over the period, multiplied by 178/365 (to reflect the period since inception).

Sphere 500 Fossil Free Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees (the “Board” or “Trustees”) of Manager Directed Portfolios (the “Trust”) met on August 10, 2021 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Sphere 500 Fossil Free Fund (the “Fund”), a new series of the Trust, and the Fund’s investment adviser, Reflection Asset Management (“RAM”). In approving the Advisory Agreement, the Board relied on an SEC order issued on June 19, 2020 that conditionally exempts registered investment companies from in-person voting requirements due to the COVID-19 pandemic.

In conjunction with the meeting, the Board requested and received materials to assist it in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in considering the approval of the Advisory Agreement, as well as the proposed management fee of the Fund, due diligence materials relating to RAM, including the current Form ADV, and other pertinent information.  The Independent Trustees also met in executive session with legal counsel to review their duties in considering the Advisory Agreement and the information provided.  Based on their evaluation of the information provided, the Trustees (all of whom are Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement. These considerations were based on materials requested by the Trustees and the Trust’s administrator specifically for the Meeting, as well as the presentation made by RAM during the Meeting with the Trustees.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

  The Trustees considered the nature, extent and quality of services that would be provided by RAM to the Fund. The Board considered the services to be provided by RAM, including shareholder servicing and marketing, as well as the portfolio management, strategy implementation, index licensure and trading services. The Trustees considered the responsibilities of RAM in the day to day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at RAM who would be involved in the day to day activities of the Fund, including Mr. Jason Britton, who would serve as the portfolio manager of the Fund. The Trustees noted that RAM was a recently formed investment adviser and had no performance track record for a similar strategy, but that RAM serves as investment adviser to another registered investment company and that Mr. Britton has over 15 years of experience in the mutual fund

Sphere 500 Fossil Free Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

industry. The Board also considered compliance support services to be provided to RAM by an industry consultant and noted that RAM would also monitor compliance.  The Trustees also considered financial and fossil free divestment marketing support to the Fund to be provided by Our Sphere, Inc. (“Sphere”), which is partnering with RAM in sponsoring the Fund and will serve as the index provider to the Fund.

  The Trustees considered the information provided by RAM in response to the due diligence questionnaire and as part of the presentation by Mr. Britton and a representative of Sphere earlier in the meeting.  The Trustees, in consultation with counsel to the Independent Trustees and the Trust’s CCO, reviewed the compliance program maintained by RAM, including RAM’s code of ethics, and received an affirmation from the Trust’s CCO that the compliance program was compliant with Rule 206(4) 7(a) promulgated under the Advisers Act, with certain enhancements to be adopted prior to the launch of the Fund. The Trustees concluded that RAM had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality, and extent of the management services to be provided by RAM to the Fund were satisfactory.

2.  INVESTMENT PERFORMANCE OF THE ADVISER

  The Trustees noted that RAM does not manage any accounts in strategies similar to the Fund, and therefore did not consider the past investment performance of RAM as part of their deliberations.

3.  COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

  The Trustees considered the projected cost of services and the proposed management fee to be paid to RAM by the Fund. The Trustees noted that RAM proposed a unified management fee for its services, similar to the fee paid by an exchange traded fund.  Under the Advisory Agreement, RAM will pay all expenses of the Fund except for taxes, brokerage commissions and other expenses incurred in connection with the execution of portfolio transactions, acquired fund fees and expenses, dividends, extraordinary expenses, distribution or shareholder service fees, and the unified management fee payable to the adviser. The Trustees considered the cost structure of the Fund relative to a peer group of large blend funds, as compiled by Morningstar (the “Morningstar Peer Group”).

  The Trustees considered RAM’s financial condition, noting the resources available from its index provider, Sphere. The Trustees also considered that RAM did not expect to generate profits under the Investment Advisory Agreement during the Fund’s initial year of operations, based on a pro forma operating expense statement provided to the Board.

Sphere 500 Fossil Free Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

  The Trustees considered data relating to the cost structure of the Fund relative to its Morningstar Peer Group. The Board considered the Fund’s proposed management fee and net expense ratio of 0.07% of the average annual net assets of the Fund, noting the fee and the expense ratio were the lowest in the Fund’s Morningstar Peer Group.

  The Trustees concluded the Fund’s expenses and the management fee to be paid to RAM under the Advisory Agreement were fair and reasonable in light of the quality of services to be provided to the Fund. The Trustees further concluded that RAM had sufficient financial resources to support its services to the Fund.

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

  The Trustees did not consider economies of scale to be a material factor given that the Fund had not yet commenced operations and given the extremely low unified management fee structure to be employed for the Fund.

5.  BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

  The Trustees considered the direct and indirect benefits that could be received by RAM from the firm’s association with the Fund. The Board noted that due to RAM’s relationship with the Sphere, both RAM and Sphere expect to benefit from cross marketing and other synergies between the entities. The Board determined that such benefits were appropriate.

CONCLUSION

In considering the RAM Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for an initial two year term as being in the best interests of the Fund and its shareholders.

Sphere 500 Fossil Free Fund

NOTICE TO SHAREHOLDERS
at March 31, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-2SPHERE or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-844-2SPHERE.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-844-2SPHERE.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-2SPHERE to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Sphere 500 Fossil Free Fund

NOTICE OF PRIVACY POLICY AND PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

The types of non public personal information we collect and share can include:

• social security number;

• account balances;

• account transactions;

• transaction history;

• wire transfer instructions; and

• checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-844-2SPHERE.

Investment Adviser
Reflection Asset Management, LLC
1000 Palm Boulevard
Isle of Palms, South Carolina  29451

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania  19103

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Distributor
Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, Pennsylvania  19317

Compliance Services
Vigilant Compliance, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, Pennsylvania  19317

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        06/2/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        06/2/2022

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date        06/2/2022

* Print the name and title of each signing officer under his or her signature.